Lines of Credit and Debt - Total Long-Term Debt, Net of Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 2,174,206	$ 1,758,258
Less current portion	503,116	0
Long-term debt, net of current portion	1,671,090	1,758,258
Senior Unsecured Notes | 0.375% Senior Unsecured Cash Convertible Notes due 2019
Debt Instrument [Line Items]
Total long-term debt	$ 427,445	414,843
Stated interest rate	0.375%
Senior Unsecured Notes | 0.875% Senior Unsecured Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Total long-term debt	$ 279,492	270,762
Stated interest rate	0.875%
Senior Unsecured Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Total long-term debt	$ 335,201	322,902
Stated interest rate	0.50%
Senior Unsecured Notes | 1.000% Senior Unsecured Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Total long-term debt	$ 397,793	0
Stated interest rate	1.00%
Senior Unsecured Notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 72,483	72,742
Stated interest rate	3.19%		3.19%
Senior Unsecured Notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 298,691	300,276
Stated interest rate	3.75%		3.75%
Senior Unsecured Notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 26,933	26,921
Stated interest rate	3.90%		3.90%
Private placement | German Private Placement (Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	$ 336,168	$ 349,812
Minimum
Debt Instrument [Line Items]
Stated interest rate	0.40%
Maximum
Debt Instrument [Line Items]
Stated interest rate	1.20%